Loans, Impaired Loans, and Allowance for Credit Losses - Summary of Allowances for Loan Losses - Business and Government (Detail) $ in Millions	12 Months Ended
Oct. 31, 2018 CAD ($)
Disclosure of detailed information about financial instruments [line items]
Allowance for loan losses, Beginning Balance	$ 3,783
Allowance for loan losses, Ending Balance	3,549
Businesses and government [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for loan losses, Beginning Balance	1,525
Net remeasurement due to transfers	35
New originations or purchases	467
Net draws (repayments)2	(57)
Derecognition of financial assets (excluding disposals and write-offs)	(760)
Changes to risk, parameters, and models	426
Allowance for loan losses subtotal1	111
Disposals	(5)
Foreign exchange and other adjustments	8
Write-offs	(155)
Recoveries	73
Allowance for loan losses subtotal2	(79)
Allowance for loan losses, Ending Balance	1,557
Businesses and government [member] | Allowance for off balance sheet positions [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for loan losses, Ending Balance	224
Businesses and government [member] | Allowance for loan losses [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for loan losses, Ending Balance	1,333
Businesses and government [member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for loan losses, Beginning Balance	706
Transfer to Stage	21
Net remeasurement due to transfers	(38)
New originations or purchases	467
Net draws (repayments)2	(4)
Derecognition of financial assets (excluding disposals and write-offs)	(338)
Changes to risk, parameters, and models	(89)
Allowance for loan losses subtotal1	19
Foreign exchange and other adjustments	11
Allowance for loan losses subtotal2	11
Allowance for loan losses, Ending Balance	736
Businesses and government [member] | Stage 1 [member] | Transfer to stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	133
Businesses and government [member] | Stage 1 [member] | Transfer to stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	(106)
Businesses and government [member] | Stage 1 [member] | Transfer to stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	(6)
Businesses and government [member] | Stage 1 [member] | Allowance for off balance sheet positions [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for loan losses, Ending Balance	85
Businesses and government [member] | Stage 1 [member] | Allowance for loan losses [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for loan losses, Ending Balance	651
Businesses and government [member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for loan losses, Beginning Balance	627
Transfer to Stage	(71)
Net remeasurement due to transfers	68
Net draws (repayments)2	(26)
Derecognition of financial assets (excluding disposals and write-offs)	(365)
Changes to risk, parameters, and models	447
Allowance for loan losses subtotal1	53
Foreign exchange and other adjustments	10
Allowance for loan losses subtotal2	10
Allowance for loan losses, Ending Balance	690
Businesses and government [member] | Stage 2 [member] | Transfer to stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	(129)
Businesses and government [member] | Stage 2 [member] | Transfer to stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	114
Businesses and government [member] | Stage 2 [member] | Transfer to stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	(56)
Businesses and government [member] | Stage 2 [member] | Allowance for off balance sheet positions [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for loan losses, Ending Balance	139
Businesses and government [member] | Stage 2 [member] | Allowance for loan losses [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for loan losses, Ending Balance	551
Businesses and government [member] | Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for loan losses, Beginning Balance	174
Transfer to Stage	50
Net remeasurement due to transfers	5
Net draws (repayments)2	(25)
Derecognition of financial assets (excluding disposals and write-offs)	(54)
Changes to risk, parameters, and models	76
Allowance for loan losses subtotal1	52
Disposals	(5)
Foreign exchange and other adjustments	(6)
Write-offs	(154)
Recoveries	59
Allowance for loan losses subtotal2	(106)
Allowance for loan losses, Ending Balance	120
Businesses and government [member] | Stage 3 [member] | Transfer to stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	(4)
Businesses and government [member] | Stage 3 [member] | Transfer to stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	(8)
Businesses and government [member] | Stage 3 [member] | Transfer to stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	62
Businesses and government [member] | Stage 3 [member] | Allowance for loan losses [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for loan losses, Ending Balance	120
Businesses and government [member] | Purchased or Originated Credit Impaired [Member]
Disclosure of detailed information about financial instruments [line items]
Allowance for loan losses, Beginning Balance	18
Net draws (repayments)2	(2)
Derecognition of financial assets (excluding disposals and write-offs)	(3)
Changes to risk, parameters, and models	(8)
Allowance for loan losses subtotal1	(13)
Foreign exchange and other adjustments	(7)
Write-offs	(1)
Recoveries	14
Allowance for loan losses subtotal2	6
Allowance for loan losses, Ending Balance	11
Businesses and government [member] | Purchased or Originated Credit Impaired [Member] | Allowance for loan losses [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for loan losses, Ending Balance	$ 11